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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01035

NEWTEK BUSINESS SERVICES CORP.
(Name of Registrant)

4800 T-Rex Avenue, Suite 120
Boca Raton, FL 33431
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)     Title of the class of securities of Newtek Business Services Corp. (the “Company”) to be redeemed:

5.75% Notes due 2024 (CUSIP: 652526 609; NASDAQ: NEWTL) (the “Notes”).

(2)     Date on which the securities are to be redeemed:

The Notes will be redeemed on December 29, 2021 (the “Redemption Date”).

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of September 23, 2015 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee (the “Trustee”), and (ii) Section 1.01(h) of the Fourth Supplemental Indenture, dated as of July 29, 2019, between the Company and U.S. Bank National Association, as trustee (the “Fourth Supplemental Indenture”), as supplemented by the Eighth Supplemental Indenture, dated as of February 16, 2021 (the “Eighth Supplemental Indenture”) and as further supplemented by the Ninth Supplemental Indenture, dated as of May 20, 2021 (the “Ninth Supplemental Indenture,” and together with the Base Indenture, the Fourth Supplemental Indenture and the Eighth Supplemental Indenture, the “Indenture”).

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $40,000,000 of the outstanding Notes ($78,500,000 aggregate principal amount outstanding), with such Notes selected by the Trustee or The Depository Trust Company in accordance with Section 1103 of the Indenture and in compliance with the requirements of The Depository Trust Company.

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SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of November, 2021.

NEWTEK BUSINESS SERVICES CORP.

Date: November 29, 2021	By:	/S/ BARRY SLOANE
Barry Sloane
Chief Executive Officer, President and Chairman of the Board